Financial Liabilities	9 Months Ended
Sep. 30, 2021
Financial Liabilities
Financial Liabilities

10Financial Liabilities

10.1Interest-Bearing Liabilities

in EUR k	Sep 30, 2021	Dec 31, 2020
Non‑current liabilities
Non‑current portion of secured bank loans	100	401
Total non‑current loans	100	401
Lease liabilities	15,560	17,677
Total non‑current liabilities	15,660	18,078

Current liabilities
Current portion of secured bank loans	401	567
Other bank loans	—	387
Bank overdrafts	3,441	1,538
Total current loans	3,842	2,492
Current portion of lease liabilities	3,221	3,528
Total current liabilities	7,063	6,020

Total non‑current and current liabilities	22,723	24,098

As of September 30, 2021, short-term cash deposits of EUR 1,500k (December 31, 2020: EUR 1,500k) were used to secure the secured bank loan outstanding (see note 8).

Other bank loans outstanding as of December 31, 2020 represented bank loans granted under the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) which were forgiven during the three months ended June 30, 2021. The amount forgiven has been included in other operating income (see note 6).

The following table is based on the original terms and conditions:

Conditions and Statement of Liabilities

The outstanding interest-bearing liabilities as of September 30, 2021 and December 31, 2020 have the following conditions:

				Sep 30, 2021		Dec 31, 2020
				Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	Nominal interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	2.95%	2017‑22	501	501	968	968
Other bank loan	USD	1%	2020-22	—	—	387	387
Bank overdrafts	EUR	4.75%	Rollover	499	499	498	498
Bank overdrafts	EUR	3.75%	Rollover	2,443	2,443	628	628
Bank overdrafts	EUR	4.50%	Rollover	499	499	412	412
Lease liabilities	EUR	2.1%-3.5%*, 5.4%-9.1%	2017-31	18,781	18,781	21,205	21,205
Total interest‑bearing financial liabilities				22,723	22,723	24,098	24,098
*	Represents the incremental borrowing rate of the Group at the commencement of the leases

The bank overdrafts of EUR 2,443k as of September 30, 2021 (December 31, 2020: EUR 628k) were secured by short-term deposits with a carrying amount of EUR 2,500k (December 31, 2020: EUR 2,500k) (see note 8). The other bank overdrafts of EUR 998k (December 31, 2020: EUR 910k) were secured over two short-term deposits with a carrying amount of EUR 500k each (see note 8).

10.2Trade Payables and Other Liabilities

in EUR k	Sep 30, 2021	Dec 31, 2020
Trade payables	8,810	31,736
Government grants (deferred income)	9,603	10,292
Contract liabilities	5,540	4,479
Others	11,713	13,483
Trade payables and other liabilities	35,666	59,990
Non‑current	8,228	8,950
Current	27,438	51,040

Government grants mainly include investment-related government grants. These were received for the purchase of certain items of property, plant and equipment for the research and development facilities in Mecklenburg-Western Pomerania, including the Rostock facility. The grants were issued in the form of investment subsidies as part of the joint federal and state program, "Verbesserung der regionalen Wirtschaftsstruktur" (improvement of the regional economic structure) in connection with funds from the European Regional Development Fund. No additional grants were received during the nine months ended September 30, 2021 related to the purchase of certain items of property, plant and equipment (the nine months ended September 30, 2020: EUR 390k).

In addition, other liabilities include a provision for outstanding invoices of EUR 4,341k (December 31, 2020: EUR 1,245k), personnel-related liabilities for vacation and bonuses totaling EUR 3,831k (December 31, 2020: EUR 4,032k), no VAT payable (December 31, 2020: EUR 4,578k payable), as well as liabilities for wage and church tax of EUR 900k (December 31, 2020: EUR 1,988k).